Capitalization of Software for Resale	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capitalization of Software for Resale
Note 5. Capitalization of Software for Resale

Note 5. Capitalization of Software for Resale

As of September 30, 2021, there was $629,820 of costs capitalized ($449,445 as of December 31, 2020) and $211,626 of accumulated amortization ($94,540 as of December 31, 2020). During the three and nine months ended September 30, 2021, there was $42,291 and $117,085, respectively, of amortization expense recorded ($24,914 and $55,430, respectively, in 2020). Costs incurred prior to reaching technological feasibility are expensed as incurred. During the three and nine months ended September 30, 2021, there was $43,800 and $131,500, respectively, of labor amounts expensed related to these development costs ($38,500 and $115,900, respectively, in 2020).

NOTE 5. – CAPITALIZATION OF SOFTWARE FOR RESALE

As of December 31, 2020, there was $449,445 ($194,215 in 2019) of costs capitalized and $94,541 of accumulated amortization ($9,539 in 2019). During the year ended December 31, 2020 there was $85,002 of amortization expense recorded ($9,539 in 2019). Future amortization is expected to be $354,905 at a rate of $148,146, $140,276, $64,813 and $1,670 for the years 2021, 2022, 2023 and 2024 respectively. Costs incurred prior to reaching technological feasibility are expensed as incurred. Labor amounts expensed related to these development costs amounted to approximately $159,700 and $58,000 during the year ended December 31, 2020 and 2019, respectively.